Common Stock	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
COMMON STOCK	NOTE 14 – COMMON STOCK On April 12, 2018, the Company issued 25,000 shares of common stock for services previously rendered for total non-cash expense of $3,750.